Subsequent events (Details) - Subsequent events - I-Pulse Inc. € in Millions, $ in Millions			1 Months Ended
	Oct. 24, 2022 USD ($) item	Oct. 24, 2022 EUR (€) item	Oct. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€)
Subsequent events
Number of typhoon transmitters purchased	6	6
Total purchase price	$ 12.4	€ 12.6
Annual maintenance costs	$ 1.7	€ 1.7
Front payment made			$ 7.1	€ 7.1